Share-based Payments (Tables)	12 Months Ended
Mar. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activities	The following table summarizes the stock option activity:

	For the Year Ended March 31
	2020		2021		2022
	Number of options (shares)	Weighted average exercise price (JPY)	Number of options (shares)	Weighted average exercise price (JPY)	Number of options (shares)	Weighted average exercise price (JPY)
As of beginning of the year	3,389,200	¥4,055	3,371,200	¥4,065	3,357,200	¥4,082
Exercised	(18,000)	2,266	(14,000)	1	(10,100)	1
As of end of the year	3,371,200	4,065	3,357,200	4,082	3,347,100	4,094

Summary of Weighted Average Fair Value of Awards at Grant Date
The weighted average fair value of the awards at the grant date is as follows (in JPY):

	For the Year Ended March 31
	2020	2021	2022
BIP:
Weighted average fair value at grant date	¥3,857	¥3,765	¥3,738
ESOP:
Weighted average fair value at grant date	3,857	3,765	3,738
Equity-Settled LTIP:
Weighted average fair value at grant date		1,907 (US$17.64 in contractual currency)	1,877 (US$16.90 in contractual currency)

Schedule of Award Activity related to Other Awards	The following table summarizes the award activity related to the BIP (the number of awards) (1 award represents 1 share of the Company's common stock), ESOP (the number of awards) (1 award represents 1 share of the Company's common stock) and Equity-settled LTIP (the number of awards) (1 award represents 1 share of the ADS). One ADS equals 0.5 of the Company's common stock:

	For the Year Ended March 31
	2020		2021			2022
	BIP	ESOP	BIP	ESOP	Equity-Settled LTIP	BIP	ESOP	Equity-Settled LTIP
At beginning of the year	485,232	7,939,675	819,229	13,398,751	—	1,035,843	7,751,952	23,412,994
Granted	591,508	11,152,440	518,965	791,687	25,223,010	536,121	534,437	29,211,506
Forfeited/expired before vesting	(22,689)	(2,003,789)	—	(794,005)	(1,744,170)	—	(552,490)	(4,270,590)
Settled	(234,822)	(3,689,575)	(302,351)	(5,644,481)	—	(355,603)	(4,361,447)	(7,466,212)
Transfer to Cash-Settled LTIP	—	—	—	—	(65,846)	—	—	(25,964)
At end of the year	819,229	13,398,751	1,035,843	7,751,952	23,412,994	1,216,361	3,372,452	40,861,734
The following table summarizes the award activity related to the PSARs (the number of awards) (1 award represents 1 share of the Company's common stock) :

	For the Year Ended March 31
	2020		2021		2022
	Number of PSARs	Weighted average exercise price (JPY)	Number of PSARs	Weighted average exercise price (JPY)	Number of PSARs	Weighted average exercise price (JPY)
As of beginning of the year	4,175,347	¥4,849	2,686,749	¥4,873	2,270,439	¥4,997
Exercised	(17,737)	4,284	—	—	—	—
Forfeited/expired after vesting	(1,470,861)	4,562	(416,310)	4,641	(799,344)	5,134
As of end of the year	2,686,749	4,873	2,270,439	4,997	1,471,095	5,481
The following table summarizes the award activity related to the RSUs (the number of awards) (1 award represents 1 share of the Company’s common stock):

	For the Year Ended March 31
	2020	2021	2022
As of the beginning of the year	401,153	1,439,536	778,451
Granted	1,403,045	23,541	—
Forfeited/expired before vesting	(188,383)	(155,551)	(62,649)
Settled	(176,279)	(529,075)	(398,068)
As of the end of the year	1,439,536	778,451	317,734
The following table summarizes the award activity related to the Cash-Settled LTIP Awards (the number of awards) (1 award represents 1 ADS):

	For the Year Ended March 31
	2021	2022
As of the beginning of the year	—	262,994
Granted	286,316	153,604
Forfeited/expired before vesting	(29,478)	(25,682)
Settled	(59,690)	(120,240)
Transfer from Equity-Settled LTIP	65,846	25,964
As of the end of the year	262,994	296,640